Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income including noncontrolling interests	$ 2,549	$ 3,120	$ 2,212
Net income	2,447	2,999	2,123
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	30	8	55
Changes in unrealized net gains (losses) on investment securities, net of tax	(18)	215	93
Changes in net unrecognized pension and other postretirement benefit costs, net of tax	(215)	(69)	(319)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities, net of tax	102	(29)	(159)
Net realized (gains) losses on investment securities, net of tax	5	(37)	(28)
Net pension and other postretirement benefit costs, net of tax	78	50	34
Changes in other comprehensive gains (losses) from equity method investees, net of tax	1	3	(1)
Total other comprehensive income (loss)	(17)	141	(325)
Comprehensive income including noncontrolling interests	2,532	3,261	1,887
Comprehensive income attributable to noncontrolling interests	103	122	89
Comprehensive income	2,429	3,139	1,798
Virginia Electric and Power Company
Net income	1,282	1,540	1,218
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	1	(5)	(2)
Changes in unrealized net gains (losses) on investment securities, net of tax		24	11
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities, net of tax	1	1	1
Net realized (gains) losses on investment securities, net of tax		(4)	(4)
Total other comprehensive income (loss)	2	16	6
Comprehensive income	1,284	1,556	1,224
Dominion Energy Gas Holdings, LLC
Net income including noncontrolling interests	656	829	578
Net income	481	703	477
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net of tax	(16)	6	(16)
Changes in net unrecognized pension and other postretirement benefit costs, net of tax	(52)	20	(20)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities, net of tax	19	(4)	9
Net pension and other postretirement benefit costs, net of tax	4	4	3
Total other comprehensive income (loss)	(45)	26	(24)
Comprehensive income including noncontrolling interests	611	855	554
Comprehensive income attributable to noncontrolling interests	175	127	101
Comprehensive income	$ 436	$ 728	$ 453